Lawsuits and complaints	12 Months Ended
Dec. 31, 2019
Disclosure of lawsuits and complaints [Abstract]
Disclosure of lawsuits and complaints [Text Block]
Note 22

Lawsuits and complaints

Investigation by the Department of Justice and the Securities Exchange Commission and Agreements

On January 13, 2017, the Company signed agreements with the DOJ and the SEC relating to their investigations into Company payments to suppliers and organizations that may have had links with politically exposed persons during the period from 2008 to 2015. As a result, the Company conducted its own internal investigation through an ad-hoc Board committee. The Company’s securities are traded in the USA, so the Company is subject to US law. The Company has voluntarily submitted the results of its internal investigation and supporting documents to the DOJ, the SEC and the relevant Chilean authorities.

In accordance with the terms of the Deferred Prosecution Agreement with the DOJ, denominated DPA the Company has accepted that the DOJ formulates (i) a charge for infractions for the lack of implementation of effective internal accounting systems and internal accounting controls and (ii) a charge for infractions for failure to adequately maintain books, records and accounting sections in relation to the events investigated, Under the DPA, the DOJ has agreed not to pursue such charges against the Company for a period of 3 years and release the Company from liability after such period, inasmuch as within that period the Company complies with the terms of the DPA, These include payment of a fine of US$15,487,500 and acceptance of an external monitor for a period of 24 months that will assess the Company’s compliance program, and continue to report on the Company independently for an additional year.

In relation to the agreement with the SEC, the Company has agreed to (i) pay a fine of 15 million dollars and (ii) maintain the Monitor for the aforementioned period.

The SEC has issued a
Cease and Desist Order
that does not identify other breaches of United States regulations.

The aforementioned amounted, approximately US$ 30.5 million, were reflected in the Company’s profit and loss during the fourth quarter of 2016 in the “Other Expenses by function” line.